SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 39: SEGMENT INFORMATION

We measure the performance of each of our business segments primarily in terms of “profit before tax”. Profit before tax and the business segment information of the Group, set forth below, is derived from the internal management reporting system used by management to measure the performance of the business segments. Unlike financial accounting, there is no authoritative body of guidance for management accounting. The business segment information, set forth below, is based on the financial information prepared in accordance with IFRS. Accordingly, the format and information is presented primarily on the basis of IFRS and is not consistent with the consolidated financial statements prepared on the basis of US GAAP. A reconciliation is provided for the total amounts of segments' total profit/(loss) before tax with income/(loss) before income tax.

The Group manages its business through the following business segments:

Retail Banking

Retail banking includes all individual customers, professionals, small-medium and small sized companies (companies with annual turnover of up to EUR 2.5 million) in Greece. The Bank, through its extensive network of branches, offers to its retail customers various types of loan, deposit and investment products as well as a wide range of other traditional services and products.

Corporate & Investment Banking

Corporate & Investment banking includes lending to all large and medium-sized companies, shipping finance and investment banking activities. The Group offers its corporate customers a wide range of products and services, including financial and investment advisory services, deposit accounts, loans (denominated in both Euro and foreign currency), foreign exchange and trade service activities.

Global Markets & Asset Management

Global Markets and Asset Management includes all treasury activities, private banking, asset management (mutual funds and closed end funds), custody services, private equity and brokerage.

Insurance

The Group offers a wide range of insurance products through its subsidiary company, EH and other subsidiaries in SE Europe and Turkey.

International Banking Operations

The Group's international banking activities, other than its Turkish operations, include a wide range of traditional commercial banking services, such as commercial and retail credit, trade financing, foreign exchange and taking of deposits. In addition, the Group offers shipping finance, investment banking and brokerage services through certain of its foreign branches and subsidiaries.

Turkish Banking Operations

The Group's banking activities in Turkey through Finansbank and its subsidiaries, include a wide range of traditional commercial banking services, such as commercial and retail credit, trade financing, foreign exchange and taking of deposits.

Other

Includes proprietary real estate management, hotel and warehousing business as well as unallocated income and expense of the Group (interest expense of subordinate debt, loans to personnel etc.) and intersegment eliminations.

Breakdown by business segment

			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2011	Banking	Banking	Management			Operations
	(EUR in millions)

Net interest income	1,203	776	371	63	387	903	139	3,842
Net fee and commission income / (loss)	101	82	(107)	7	94	314	3	494
Other	(25)	(62)	9	179	6	36	(107)	36
Total operating income / (loss)	1,279	796	273	249	487	1,253	35	4,372
Direct costs	(688)	(52)	(65)	(135)	(293)	(656)	(249)	(2,138)
Allocated costs and provisions	(1,515)	(2,152)	(10,723)	(633)	(202)	(147)	(282)	(15,654)
Share of profit of equity method investments	-	-	(3)	1	1	-	1	-
Profit / (loss) before tax	(924)	(1,408)	(10,518)	(518)	(7)	450	(495)	(13,420)

Segment assets as at December 31, 2011
Segment assets	27,368	16,196	24,904	2,041	9,856	20,672	4,281	105,318
Deferred tax assets and Current income tax advance								1,552
Total assets								106,870

Other Segment items
Depreciation & amortization(1)	19	2	5	9	36	54	101	226
Credit provisions and other impairment charges	1,180	2,102	10,702	631	200	147	260	15,222
Non- current assets additions	5	11	36	3	19	80	66	220

(1)	Includes depreciation and amortization on investment property, property & equipment, software & other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Breakdown by business segment
			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2012	Banking	Banking	Management			Operations
As restated	(EUR in millions)

Net interest income	940	745	(106)	71	312	1,265	138	3,365
Net fee and commission income / (loss)	88	85	(177)	6	90	400	3	495
Other	(9)	(49)	(469)	156	17	169	(148)	(333)
Total operating income / (loss)	1,019	781	(752)	233	419	1,834	(7)	3,527
Direct costs	(615)	(51)	(59)	(116)	(272)	(748)	(20)	(1,881)
Allocated costs and provisions	(1,736)	(654)	(247)	(31)	(258)	(286)	(409)	(3,621)
Share of profit of equity method investments	-	-	-	-	-	2	-	2
Profit / (loss) before tax	(1,332)	76	(1,058)	86	(111)	802	(436)	(1,973)

Segment assets as at December 31, 2012
Segment assets	25,694	14,377	19,584	3,136	9,429	24,615	6,295	103,130
Deferred tax assets and Current income tax advance								1,668
Total assets								104,798

Other Segment items
Depreciation & amortization(1)	13	2	3	9	32	65	107	231
Credit provisions and other impairment charges	1,436	608	227	29	255	286	312	3,153
Non- current assets additions	12	29	6	5	17	96	79	244

(1)	Includes depreciation and amortization on investment property, property & equipment, software & other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Breakdown by business segment
			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2013	Banking	Banking	Management			Operations
	(EUR in millions)

Net interest income	619	696	(101)	84	299	1,299	261	3,157
Net fee and commission income / (loss)	75	90	(140)	7	90	401	6	529
Other	-	(46)	28	102	15	44	(58)	85
Total operating income / (loss)	694	740	(213)	193	404	1,744	209	3,771
Direct costs	(569)	(50)	(55)	(98)	(260)	(859)	(286)	(2,177)
Allocated costs and provisions	(1,114)	(421)	528	14	(117)	(338)	(320)	(1,768)
Share of profit of equity method investments	-	-	(4)	1	1	(3)	-	(5)
Profit / (loss) before tax	(989)	269	256	110	28	544	(397)	(179)

Segment assets as at December 31, 2013
Segment assets	24,901	14,115	16,048	3,365	9,505	23,373	16,773	108,080
Deferred tax assets and Current income tax advance								2,850
Total assets								110,930

Other Segment items
Depreciation & amortization(1)	17	3	2	8	27	67	102	226
Credit provisions and other impairment charges	796	375	(548)	(17)	114	339	314	1,373
Non- current assets additions	4	27	-	3	22	102	54	212

(1)	Includes depreciation and amortization on investment property, property and equipment, software and other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Reconciliation of Loss before tax per IFRS reported for the segments to Income / (loss) before income tax per US GAAP	2011	2012	2013
	(EUR in millions)
Profit / (loss) before tax (*)	(13,420)	(1,973)	(179)
Dividend paid and transactions on financial instruments classified within equity under IFRS	(39)	(17)	(11)
Hedging of Interest Rate Risk and Net Investment Hedge	(68)	(359)	559
Fixed assets measurement difference	38	57	10
Difference in loan interest income recognition	(12)	(54)	(82)
Foreign exchange differences on AFS debt securities	103	2	5
Difference of equity in earnings of investees	16	46	-
Insurance reserves	(307)	32	(85)
Impairment of goodwill	(298)	(2)	(1)
Impairment of AFS securities	128	19	2
Bond's portfolio classification	(188)	(126)	7
Other	(1)	26	11
Income/(loss) before income tax	(14,048)	(2,349)	236

*as restated in 2012 due to IAS 19 retrospective application

Breakdown of total assets, total revenue, income / (loss) before income tax and net income/ (loss) attributable to NBG shareholders by geographical location

	Total assets	Total revenue(1)	Income / (loss) before income tax	Net income / (loss) attributable to NBG shareholders
	(EUR in millions)
12-month period ended December 31, 2011
Domestic …………………………………………	71,600	(6,399)	(14,511)	(14,888)
Turkish operations …………………………………………	20,686	2,305	481	360
Other International …………………………………………..	11,182	867	(18)	(11)
Group …………………………………………….	103,468	(3,227)	(14,048)	(14,539)

12-month period ended December 31, 2012
Domestic …………………………………………	65,928	2,410	(2,997)	(3,049)
Turkish operations …………………………………………	24,616	3,004	752	602
Other International …………………………………………..	10,612	806	(103)	(90)
Group …………………………………………….	101,156	6,220	(2,348)	(2,537)

12-month period ended December 31, 2013
Domestic …………………………………………	72,895	3,268	(629)	(641)
Turkish operations …………………………………………	23,478	3,092	830	648
Other International …………………………………………..	10,468	691	35	30
Group …………………………………………….	106,841	7,051	236	37

(1) Total revenue includes OTTI on available for sale securities.